DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Components of Long-term Debt (including related parties)

(in thousands of $)	2019	2018

Total long-term and short-term debt	2,535,827	2,565,359
Less: current portion of long-term debt and short-term debt	(1,241,108)	(730,257)
Long-term debt	1,294,719	1,835,102

Future Repayments of Outstanding Debt (including related parties)
The outstanding debt as of December 31, 2019 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2020	279,011	965,588	1,244,599
2021	70,678	261,881	332,559
2022	397,144	67,338	464,482
2023	87,344	67,337	154,681
2024	103,355	67,337	170,692
2025 and thereafter	48,050	153,688	201,738
Total	985,582	1,583,169	2,568,751
Deferred finance charges	(29,884)	(3,040)	(32,924)
Total	955,698	1,580,129	2,535,827
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 5).

Components of Debt
At December 31, 2019 and 2018, our debt was as follows:

(in thousands of $)	2019	2018	Maturity date
Golar Arctic facility	43,767	58,300	2024
Golar Viking facility	41,667	46,875	2020
2017 Convertible bonds	368,133	353,661	2022
Term Facility	150,000	—	2020
Margin Loan	100,000	100,000	2020
Gimi Facility	130,000	—	2029
$1.125 billion facility:
- Golar Bear facility	75,425	86,200	2024/2026*
- Golar Frost facility	76,590	87,532	2024/2026*
Subtotal (excluding lessor VIE loans)	985,582	732,568
ICBCL VIE loans:
- Golar Glacier facility	127,579	154,226	Repayable on demand
- Golar Snow facility	128,112	154,566	Repayable on demand
- Golar Kelvin facility	147,025	182,540	Repayable on demand
- Golar Ice facility	100,799	117,888	Repayable on demand
CMBL VIE loan:
- Golar Tundra facility	104,884	121,741	2021
CCBFL VIE loan:
- Golar Seal facility	100,424	123,524	2021
COSCO VIE loan:
- Golar Crystal facility	91,275	97,163	2027
CSSC VIE loan:
- Hilli facility	783,071	897,980	Repayable on demand/2026
Total debt (gross)	2,568,751	2,582,196
Deferred finance charges	(32,924)	(16,837)
Total debt	2,535,827	2,565,359
* The commercial loan tranche matures at the earlier of the two dates, with the remaining balance maturing at the latter date. However, in the event that the commercial tranche is not refinanced within five years, the lenders have the option to demand repayment. In October 2018, the maturity of the commercial tranche, and consequently the option to the lenders, was extended by five years, to 2024.
Schedule of Quarterly Dividends Details

In $, except conversion rate
	Distribution declared per share	Conversion rate	Conversion price
Second quarter, 2018	0.125	26.610	37.58
Third quarter, 2018	0.150	26.638	37.54
Fourth quarter, 2018	0.150	26.840	37.26
First quarter, 2019	0.150	26.993	37.05

Schedule of Tranches	The facility is divided into three tranches, with the following general terms:

Tranche	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	40%	12 years	six-monthly installments
KEXIM	40%	12 years	Six-monthly installments
Commercial	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years

Schedule of Lessor VIE Debt

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2019 (in $ millions)	Loan duration/maturity	Interest
Golar Glacier	October 2014	Hai Jiao 1401 Limited	ICBCIL Finance Co.(1)	184.8	127.6	Repayable on demand	3.21% - 6.00%
Golar Snow	January 2015	Hai Jiao 1402 Limited	ICBCIL Finance Co.(1)	182.6	128.1	Repayable on demand	3.21% - 6.00%
Golar Kelvin	January 2015	Hai Jiao 1405 Limited	ICBCIL Finance Co.(1)	182.5	147.0	Repayable on demand	3.21% - 3.89%
Golar Ice	February 2015	Hai Jiao 1406 Limited	ICBCIL Finance Co.(1)	172.0	100.8	Repayable on demand	3.21% - 3.89%
Golar Tundra(2)	November 2015	Sea 24 Leasing Co Ltd	CMBL	205.1	104.9	2021	LIBOR plus margin
Golar Seal(3)	March 2016	Compass Shipping 1 Corporation Limited	CCBFL	162.4	100.4	2021	3.5%
Golar Crystal	April 2018	Oriental Fleet LNG 01 Limited	COSCO Shipping	101.0	91.3	10 years	LIBOR plus margin
Hilli(4)	June 2018	Fortune Lianjing Shipping S.A.	CSSC	840.0	599.1	10 years non-recourse	LIBOR plus margin
				120.0	184.0	Repayable on demand	Nil
The vessels in the table above are secured as collateral against the long-term loans (see note 26).
(1) ICBCIL Finance Co. is a related party of ICBCL.

(2) A precondition of the Golar Tundra lease financing with CMBL is for the FSRU to be employed under an effective charter. By virtue of our prior termination of the WAGL charter, we were required to find a replacement charter by June 30, 2019 or we could be required to refinance the vessel. In May 2019, the June 2019 call option date was extended to June 2021. As a result, we have classified the Golar Tundra facility as long-term debt as of December 31, 2019.

(3) In November 2018, we obtained an extension on the Seal Facility's put option to January 2021.

(4) In July 2019, the SPV, Fortune Lianjiang Shipping S.A., repaid $150.0 million to the interest bearing facility and subsequently drew down $150.0 million from the internal loan with CSSC.